PROVISIONS, CONTINGENT LIABILITIES AND CONTINGENT ASSETS (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Provision at beginning	R$ 919.7	R$ 776.1
Effect of changes in foreign exchange rates	(45.4)	(32.2)
Additions	696.9	724.6
Provision used, other provisions	(382.9)	(455.2)
Provisions reversed	(210.3)	(93.6)
Provision at ending	978.0	919.7
Provision for taxes other than income tax [member]
IfrsStatementLineItems [Line Items]
Provision at beginning	247.1	218.6
Effect of changes in foreign exchange rates
Additions	135.7	157.6
Provision used, other provisions	(27.3)	(85.8)
Provisions reversed	(73.2)	(43.3)
Provision at ending	282.3	247.1
Provisions For Labor [Member]
IfrsStatementLineItems [Line Items]
Provision at beginning	132.1	124.2
Effect of changes in foreign exchange rates	(2.8)	(4.6)
Additions	247.8	194.2
Provision used, other provisions	(181.7)	(162.0)
Provisions reversed	(45.5)	(19.7)
Provision at ending	149.9	132.1
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Provision at beginning	335.9	252.9
Effect of changes in foreign exchange rates	(35.8)	(17.5)
Additions	234.5	312.7
Provision used, other provisions	(121.9)	(196.6)
Provisions reversed	(72.5)	(15.6)
Provision at ending	340.2	335.9
Miscellaneous other provisions [member]
IfrsStatementLineItems [Line Items]
Provision at beginning	192.8	163.0
Effect of changes in foreign exchange rates	(6.3)	(8.1)
Additions	75.7	60.1
Provision used, other provisions	(40.8)	(7.2)
Provisions reversed	(19.1)	(15.0)
Provision at ending	202.3	192.8
Restructuring provision [member]
IfrsStatementLineItems [Line Items]
Provision at beginning	11.8	17.4
Effect of changes in foreign exchange rates	(0.5)	(2.0)
Additions	3.2
Provision used, other provisions	(11.2)	(3.6)
Provisions reversed
Provision at ending	R$ 3.3	R$ 11.8